Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Talent and Compensation Committee has established appropriate written policies and practices regarding the timing and pricing of equity awards. We have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation and the Board and the Talent and Compensation Committee do not take material non-public information into account when determining the timing and terms of awards. In prior years, the Company granted executive officer (including named executive officers) stock options and time-based RSUs at the January Talent and Compensation Committee meeting date of each fiscal year, and performance-based RSUs at the March Talent and Compensation Committee meeting of each fiscal year, unless otherwise determined by the Talent and Compensation Committee for administrative reasons. For 2024 and thereafter, the Talent and Compensation Committee approved aligning the executive officer grant date for stock options and time-based RSUs with the grant date for non-executive employees, occurring on the last Nasdaq trading day of the month of February. Awards of performance-based RSUs and long-term incentive cash will continue to be granted at the March Talent and Compensation Committee meeting.

Award Timing Method	Awards of performance-based RSUs and long-term incentive cash will continue to be granted at the March Talent and Compensation Committee meeting.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation and the Board and the Talent and Compensation Committee do not take material non-public information into account when determining the timing and terms of awards.
MNPI Disclosure Timed for Compensation Value	false